                                UMB SCOUT FUNDS



                                MONEY MARKET FUND
                            FEDERAL PORTFOLIO (UMFXX)
                             PRIME PORTFOLIO (UMPXX)

                           TAX-FREE MONEY MARKET FUND
                                     (UMTXX)





                          ANNUAL REPORT JUNE 30, 2001

ECONOMIC AND MARKET OUTLOOK

The financial markets have been on a wild ride during 2001. On the heels of last year's disappointing performance by U.S. large capitalization companies, many believed that this year U.S. stocks were poised for a significant comeback. Perhaps that will eventually come to pass, but so far, 2001 is looking more like a replay of 2000 than the start of a new "bull" market.

As of June 30, 2001, the Standard and Poor's 500 Index is down 6.70% year-to-date. This is in addition to the market's negative performance of last year. So, are we in -- or are we going to be in a recession? Only time will tell. No one knows for sure, but we can examine the common elements of a recession for clues.

The basic reason an economy enters a recession is that the economy develops excesses over time, and those excesses must be "cleansed" from the system. We have identified five "excesses" which have been, or are in the process of being, washed from our economic system. These five excesses are:

- ENERGY PRICE SURGE-- acted as a tax on the U.S. consumer, creating a "drag" on growth.

- DECLINE IN STOCK VALUATIONS -- (principally in the higher valuation areas of the market) caused investors to once again respect risk and acted as a brake on consumer spending.

-   INVENTORY INCREASE LEVEL -- accelerated to unsustainable levels.

- RISE IN CORPORATE DEBT -- created a higher fixed cost structure for corporate America, leading to a higher level of volatility in earnings.

- RISE IN CONSUMER CREDIT-- already at historically high levels, served as a "brake" on the growth of the economy.

In our opinion, the first three have been fully or partially worked off. The last two have not. Consequently, should the economy experience a rebound in the second half of 2001, we believe it will be subdued. With this in mind, we continue to be cautious regarding asset valuation levels in general. However, our "negative spirits" are not as strong as they have been over the last year.

We continue to appreciate your confidence and support. We will strive to maintain and grow that confidence.

Sincerely,

/s/ William B. Greiner

William B. Greiner, CFA
Chairman
Scout Investment Advisors, Inc.

--------------------------------------------------------------------------------
SHARES OF THE UMB SCOUT FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION; NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.


2                                                  UMB SCOUT FUNDS ANNUAL REPORT

MONEY MARKET FUND

OBJECTIVE:

The UMB Scout Money Market Fund seeks maximum income consistent with safety of principal and liquidity by investing in short-term debt obligations. The Fund offers shares of two separate Portfolios, Federal and Prime.

The Prime Portfolio of the UMB Scout Money Market Fund (the "Fund") finished the June 30, 2001 fiscal year with a 7-day yield of 3.40%. The Federal Portfolio of the Fund finished with a 7-day yield of 3.43%.

The Federal Open Market Committee (FOMC) switched to a weakening bias late in 2000, and followed with a series of easings to the Federal Funds rate throughout the first half of 2001 (the last half of our fiscal year). Overnight rates were dropped six times in six months, ultimately falling 275 basis points, from 6.50% to 3.75%. As outlined in our last message to shareholders, we anticipated these changes by lengthening the average life of the Portfolios to bolster yields as long as possible. Both the Prime and Federal Portfolios were moved to the 35-45 day maturity range, a move which helped bolster returns as overnight rates dropped precipitously.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

WILLIAM A. FAUST

Scout Investment Advisors, Inc.



FUND DIVERSIFICATION
UMB Scout Money Market Fund
Prime Portfolio (UMPXX)

[PIE CHART]

Commercial Paper.............................. 90%
Government & Agency........................... 10%
--------------------------------------------------

Based on total investments as of June 30, 2001.
Subject to change.



FUND DIVERSIFICATION
UMB Scout Money Market Fund
Federal Portfolio (UMFXX)

[PIE CHART]

Agencies..................................... 100%
--------------------------------------------------

Based on total investments as of June 30, 2001.
Subject to change.



JUNE 30, 2001                                                                  3

STATEMENT OF NET ASSETS
JUNE 30, 2001

MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------------
   FACE                                                                                                          MARKET
  AMOUNT              DESCRIPTION                                                                                VALUE
-------------------------------------------------------------------------------------------------------------------------
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES-- 89.7%
$10,000,000          Abbott Laboratories, Inc., 3.68%, due July 5, 2001 ............................          $ 9,995,911
 10,000,000          AIG Funding, 3.87%, due July 2, 2001 ..........................................            9,998,925
 15,000,000          Aluminum Co. of America, 3.75%, due July 6, 2001 ..............................           14,991,187
 25,000,000          American Express Credit Corp., 3.94%, due July 10, 2001 .......................           24,975,375
  1,284,000          Amgen, Inc., 3.97%, due July 6, 2001 ..........................................            1,283,292
  1,000,000          Becton Dickinson & Co., 3.91%, due July 12, 2001 ..............................              998,805
  2,745,000          Becton Dickinson & Co., 3.73%, due July 24, 2001 ..............................            2,738,458
 10,000,000          BellSouth Corp., 3.70%, due August 10, 2001 ...................................            9,958,889
 15,000,000          California Pollution Control Rev. Auth, Ser 98A, 4.15%, due July 2, 2001 ......           15,000,000
  9,740,000          Campbell Soup Co., 3.90%, due July 16, 2001 ...................................            9,724,172
  7,400,000          Campbell Soup Co., 3.86%, due July 24, 2001 ...................................            7,381,751
 25,000,000          Coca-Cola Company, 3.66%, due August 9, 2001 ..................................           24,900,875
  3,300,000          Donnelly & Co. (R.R.), 3.80%, due July 16, 2001 ...............................            3,294,775
  2,200,000          Donnelly & Co. (R.R.), 3.70%, due July 23, 2001 ...............................            2,195,026
 14,500,000          Donnelly & Co. (R.R.), 3.68%, due August 6, 2001 ..............................           14,446,640
  8,500,000          Dover Corp., 3.90%, due July 17, 2001 .........................................            8,485,267
 12,000,000          Dover Corp., 3.78%, due July 18, 2001 .........................................           11,978,580
  9,000,000          Dover Corp., 3.70%, due July 25, 2001 .........................................            8,977,800
 10,000,000          Dover Corp., 3.72%, due August 1, 2001 ........................................            9,967,966
 25,000,000          Dow Chemical Co., 3.92%, due July 9, 2001 .....................................           24,978,222
 15,122,000          Dow Chemical Co., 3.88%, due July 13, 2001 ....................................           15,102,442
  8,825,000          Du Pont (E.I.) De Nemours & Co., 3.87%, due July 17, 2001 .....................            8,809,821
  5,000,000          Du Pont (E.I.) De Nemours & Co., 3.75%, due July 26, 2001 .....................            4,986,979
  8,000,000          Duke Energy Co., 3.72%, due July 18, 2001 .....................................            7,985,947
 10,000,000          Duke Energy Co., 3.73%, due July 19, 2001 .....................................            9,981,350
 10,000,000          Duke Energy Co., 3.63%, due July 25, 2001 .....................................            9,975,800
 10,000,000          Duke Energy Co., 3.63%, due July 26, 2001 .....................................            9,974,792
  8,000,000          Eastman Kodak Co., 3.84%, due July 3, 2001 ....................................            7,997,902
 11,750,000          Eastman Kodak Co., 3.90%, due July 31, 2001 ...................................           11,711,813
 15,000,000          Eastman Kodak Co., 3.80%, due August 22, 2001 .................................           14,917,667
  2,000,000          Emerson Electric Co., 3.83%, due July 20, 2001 ................................            1,995,957
 10,000,000          Gannett, Inc., 3.95%, due July 5, 2001 ........................................            9,995,611
 10,000,000          Gannett, Inc., 3.95%, due July 6, 2001 ........................................            9,994,514
 15,000,000          Gannett, Inc., 3.95%, due July 17, 2001 .......................................           14,973,667
 10,000,000          General Re Corp., 3.90%, due July 11, 2001 ....................................            9,989,167
 20,000,000          General Re Corp., 3.90%, due July 13, 2001 ....................................           19,974,000
 10,000,000          Halliburton Company, 3.92%, due July 12, 2001 .................................            9,988,022
  8,000,000          Halliburton Company, 3.91%, due July 16, 2001 .................................            7,986,967
  1,000,000          Hershey Co., 3.72%, due July 20, 2001 .........................................              998,037
 10,000,000          Hershey Co., 3.68%, due July 23, 2001 .........................................            9,977,511
 11,250,000          Hershey Co., 3.68%, due July 25, 2001 .........................................           11,222,400
 15,000,000          Hershey Co., 3.67%, due July 26, 2001 .........................................           14,961,771
  2,800,000          Hewlett-Packard Corp., 3.62%, due July 24, 2001 ...............................            2,793,524


4                                                  UMB SCOUT FUNDS ANNUAL REPORT

STATEMENT OF NET ASSETS
JUNE 30, 2001

MONEY MARKET FUND (Continued)

----------------------------------------------------------------------------------------------------------------------------
  FACE                                                                                                             MARKET
 AMOUNT              DESCRIPTION                                                                                   VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE NOTES (Continued)
$ 3,600,000          Kimberly-Clark Corp., 3.94%, due July 9, 2001 ...................................          $ 3,596,848
 15,000,000          Laclede Gas Co., 3.75%, due July 24, 2001 .......................................           14,959,654
 20,000,000          May Department Stores Co., 3.87%, due July 27, 2001 .............................           19,943,378
  5,000,000          May Department Stores Co., 3.80%, due August 2, 2001 ............................            4,983,111
 15,000,000          Merck & Co., Inc., 3.93%, due July 5, 2001 ......................................           14,993,450
 20,000,000          Merrill Lynch & Co., 3.89%, due July 12, 2001 ...................................           19,976,228
 10,000,000          Monsanto Co., 3.86%, due July 20, 2001 ..........................................            9,979,628
 12,500,000          Nike, Inc., 3.93%, due July 13, 2001 ............................................           12,483,625
  1,355,000          Nike, Inc., 3.79%, due August 10, 2001 ..........................................            1,349,294
  5,050,000          Nike, Inc., 3.80%, due August 17, 2001 ..........................................            5,024,946
 15,000,000          Nike, Inc., 3.78%, due August 20, 2001 ..........................................           14,921,250
  5,000,000          Nike, Inc., 3.66%, due August 31, 2001 ..........................................            4,968,992
  8,000,000          Oneok, Inc., 3.95%, due July 9, 2001 ............................................            7,992,978
 10,000,000          Oneok, Inc., 3.92%, due July 16, 2001 ...........................................            9,983,667
  2,000,000          Oneok, Inc., 3.72%, due July 23, 2001 ...........................................            1,995,453
  2,000,000          Pfizer, Inc., 3.72%, due July 20, 2001 ..........................................            1,996,073
 10,000,000          Pfizer, Inc., 3.66%, due July 23, 2001 ..........................................            9,977,633
 10,000,000          Pfizer, Inc., 3.66%, due July 27, 2001 ..........................................            9,973,567
 26,169,000          SBC Communications, Inc., 3.70%, due July 2, 2001 ...............................           26,166,108
 10,000,000          SBC Communications, Inc., 3.71%, due July 19, 2001 ..............................            9,981,450
  1,500,000          SBC Communications, Inc., 3.72%, due July 20, 2001 ..............................            1,497,055
  1,073,000          Snap-On, Inc., 3.97%, due July 2, 2001 ..........................................            1,072,882
  2,761,000          Snap-On, Inc., 3.75%, due July 13, 2001 .........................................            2,757,549
 10,000,000          Target Corp., 3.89%, due July 10, 2001 ..........................................            9,990,275
 10,000,000          Target Corp., 3.75%, due July 18, 2001 ..........................................            9,982,292
 10,000,000          Target Corp., 3.75%, due July 19, 2001 ..........................................            9,981,250
 10,000,000          Texaco, Inc., 3.71%, due July 20, 2001 ..........................................            9,980,419
 15,000,000          Texaco, Inc., 3.64%, due July 30, 2001 ..........................................           14,956,017
  7,000,000          Texaco, Inc., 3.80%, due August 3, 2001 .........................................            6,975,617
  4,000,000          United Technologies, Inc., 3.86%, due July 31, 2001 .............................            3,987,133
  5,000,000          Verizon Global Funding Corp., 3.70%, due August 14, 2001 ........................            4,977,389
 10,000,000          Wal-Mart, Inc., 3.70%, due July 30, 2001 ........................................            9,970,194
  4,765,000          Walt Disney, Inc., 3.60%, due August 2, 2001 ....................................            4,749,752
  2,650,000          Walt Disney, Inc., 3.60%, due August 7, 2001 ....................................            2,640,195
 15,057,000          Wisconsin Energy Corp., 3.88%, due July 31, 2001 ................................           15,008,316
 12,300,000          Wisconsin Energy Corp., 3.80%, due August 13, 2001 ..............................           12,244,172
  3,000,000          Wisconsin Energy Corp., 3.60%, due August 16, 2001 ..............................            2,986,200
  2,000,000          Wisconsin Energy Corp., 3.60%, due August 20, 2001 ..............................            1,990,000
  2,200,000          Wisconsin Energy Corp., 3.60%, due August 24, 2001 ..............................            2,188,120
                                                                                                            ---------------
TOTAL SHORT-TERM CORPORATE NOTES (COST $775,749,737) -- 89.7% ........................................          775,749,737
                                                                                                            ===============


                                                         Continued on next page.

JUNE 30, 2001                                                                  5

STATEMENT OF NET ASSETS
JUNE 30, 2001

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------------------------------------------------------
     FACE                                                                                                            MARKET
     AMOUNT     DESCRIPTION                                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES-- 10.3%
$   3,765,000   Federal Agricultural Mortgage Association, 3.66%, Discount Note, due August 28, 2001 .........    $   3,742,799
      600,000   Federal Home Loan Bank, 3.87%, Discount Note, due July 6, 2001 ...............................          599,678
   20,700,000   Federal Home Loan Bank, 3.83%, Discount Note, due July 11, 2001 ..............................       20,677,690
    1,000,000   Federal Home Loan Bank, 6.25%, Medium Term Note, due August 28, 2001 .........................        1,001,058
    7,500,000   Federal Home Loan Bank, 4.70%, Medium Term Note, due April 16, 2002 ..........................        7,500,000
   15,000,000   Federal Home Loan Mortgage Corp., 3.73%, Discount Note, due July 3, 2001 .....................       14,996,733
      430,000   Federal Home Loan Mortgage Corp., 3.57%, Discount Note, due July 19, 2001 ....................          429,232
    8,850,000   Federal Home Loan Mortgage Corp., 3.72%, Discount Note, due August 16, 2001 ..................        8,807,933
   10,000,000   Federal Home Loan Mortgage Corp., 4.15%, Medium Term Note, due May 15, 2002 ..................       10,000,000
   12,500,000   Federal Home Loan Mortgage Corp., 4.25%, Medium Term Note, due May 29, 2002 ..................       12,497,495
    4,643,000   Federal National Mortgage Association, 3.66%, Discount Note, due August 6, 2001 ..............        4,626,007
    4,425,000   Federal National Mortgage Association, 3.65%, Discount Note, due August 13, 2001 .............        4,405,708
                                                                                                                  -------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $89,284,333)-- 10.3% ....................................................       89,284,333
                                                                                                                  =============

TOTAL INVESTMENTS (COST $865,034,070) -- 100.0% ..............................................................      865,034,070

Other liabilities less assets -- 0.0% ........................................................................          (54,371)
                                                                                                                  -------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share; 1,500,000,000 shares of $0.01 par value
  capital shares authorized; 865,008,231 shares outstanding) .................................................    $ 864,979,699
                                                                                                                  =============


Valuation of securities is on the basis of amortized cost, which approximates market value.




See accompanying Notes to Financial Statements.

6                                                  UMB SCOUT FUNDS ANNUAL REPORT

STATEMENT OF NET ASSETS
JUNE 30, 2001

MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------------------
   FACE                                                                                                               MARKET
  AMOUNT             DESCRIPTION                                                                                      VALUE
-------------------------------------------------------------------------------------------------------------------------------
FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES-- 99.9%
$ 2,060,000          Federal Agricultural Mortgage Association, 3.82%, Discount Note, due July 16, 2001 .....      $ 2,056,721
  6,600,000          Federal Agricultural Mortgage Association, 3.70%, Discount Note, due July 18, 2001 .....        6,588,468
  3,200,000          Federal Agricultural Mortgage Association, 3.57%, Discount Note, due July 27, 2001 .....        3,191,749
  2,260,000          Federal Agricultural Mortgage Association, 3.66%, Discount Note, due August 22, 2001 ...        2,248,052
  5,000,000          Federal Home Loan Bank, 3.69%, Discount Note, due July 2, 2001 .........................        4,999,487
 15,000,000          Federal Home Loan Bank, 3.92%, Discount Note, due July 5, 2001 .........................       14,993,467
  9,400,000          Federal Home Loan Bank, 3.87%, Discount Note, due July 6, 2001 .........................        9,394,948
  2,500,000          Federal Home Loan Bank, 6.045%, Medium Term Note, due July 9, 2001 .....................        2,499,887
 17,500,000          Federal Home Loan Bank, 3.83%, Discount Note, due July 11, 2001 ........................       17,481,375
  5,175,000          Federal Home Loan Bank, 3.84%, Discount Note, due July 13, 2001 ........................        5,168,366
  8,000,000          Federal Home Loan Bank, 3.81%, Discount Note, due July 16, 2001 ........................        7,987,300
  1,000,000          Federal Home Loan Bank, 3.66%, Discount Note, due July 17, 2001 ........................          998,373
  1,100,000          Federal Home Loan Bank, 3.88%, Discount Note, due July 18, 2001 ........................        1,097,985
  2,959,000          Federal Home Loan Bank, 3.81%, Discount Note, due July 20, 2001 ........................        2,953,058
  2,500,000          Federal Home Loan Bank, 3.81%, Discount Note, due July 23, 2001 ........................        2,494,179
  1,555,000          Federal Home Loan Bank, 3.60%, Discount Note, due August 3, 2001 .......................        1,549,868
  7,000,000          Federal Home Loan Bank, 5.875%, Medium Term Note, due August 15, 2001 ..................        6,996,825
  1,514,000          Federal Home Loan Bank, 3.70%, Discount Note, due August 17, 2001 ......................        1,506,687
    500,000          Federal Home Loan Bank, 5.45%, Medium Term Note, due September 4, 2001 .................          499,459
  1,000,000          Federal Home Loan Bank, 5.875%, Medium Term Note, due September 17, 2001 ...............        1,004,569
  1,850,000          Federal Home Loan Bank, 5.56%, Medium Term Note, due September 24, 2001 ................        1,848,133
  1,000,000          Federal Home Loan Bank, 4.875%, Medium Term Note, due January 22, 2002 .................          995,360
  5,000,000          Federal Home Loan Bank, 4.70%, Medium Term Note, due April 16, 2002 ....................        5,000,000
 25,000,000          Federal Home Loan Mortgage Corp., 3.91%, Discount Note, due July 3, 2001 ...............       24,994,570
 10,025,000          Federal Home Loan Mortgage Corp., 3.90%, Discount Note, due July 6, 2001 ...............       10,019,570
 10,000,000          Federal Home Loan Mortgage Corp., 3.83%, Discount Note, due July 10, 2001 ..............        9,990,425
  1,045,000          Federal Home Loan Mortgage Corp., 3.75%, Discount Note, due July 12, 2001 ..............        1,043,803
 14,385,000          Federal Home Loan Mortgage Corp., 3.83%, Discount Note, due July 17, 2001 ..............       14,360,904
  4,030,000          Federal Home Loan Mortgage Corp., 3.83%, Discount Note, due July 18, 2001 ..............        4,022,711
 11,712,000          Federal Home Loan Mortgage Corp., 3.84%, Discount Note, due July 19, 2001 ..............       11,690,817
  9,355,000          Federal Home Loan Mortgage Corp., 3.82%, Discount Note, due July 20, 2001 ..............        9,336,579
 23,172,000          Federal Home Loan Mortgage Corp., 3.68%, Discount Note, due July 24, 2001 ..............       23,118,913
  1,900,000          Federal Home Loan Mortgage Corp., 3.60%, Discount Note, due July 26, 2001 ..............        1,895,250
  5,400,000          Federal Home Loan Mortgage Corp., 3.78%, Discount Note, due July 31, 2001 ..............        5,383,393
 14,000,000          Federal Home Loan Mortgage Corp., 3.61%, Discount Note, due August 2, 2001 .............       13,954,853
  3,600,000          Federal Home Loan Mortgage Corp., 3.66%, Discount Note, due August 3, 2001 .............        3,587,922
 12,400,000          Federal Home Loan Mortgage Corp., 3.63%, Discount Note, due August 7, 2001 .............       12,353,602
 10,000,000          Federal Home Loan Mortgage Corp., 3.67%, Discount Note, due August 9, 2001 .............        9,960,242
 11,076,000          Federal Home Loan Mortgage Corp., 3.53%, Discount Note, due August 21, 2001 ............       11,018,839
  3,345,000          Federal Home Loan Mortgage Corp., 3.66%, Discount Note, due August 30, 2001 ............        3,324,595

                                                         Continued on next page.

JUNE 30, 2001                                                                  7

STATEMENT OF NET ASSETS
JUNE 30, 2001

MONEY MARKET FUND (Continued)

-----------------------------------------------------------------------------------------------------------------------------------
  FACE                                                                                                                   MARKET
 AMOUNT               DESCRIPTION                                                                                         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (Continued)
$  5,000,000          Federal Home Loan Mortgage Corp., 4.15%, Medium Term Note, due May 15, 2002 ...............     $  5,000,000
  10,000,000          Federal Home Loan Mortgage Corp., 4.25%, Medium Term Note, due May 29, 2002 ...............        9,997,996
  12,500,000          Federal National Mortgage Association, 3.85%, Discount Note, due July 2, 2001 .............       12,498,663
   9,000,000          Federal National Mortgage Association, 3.85%, Discount Note, due July 9, 2001 .............        8,992,300
   2,000,000          Federal National Mortgage Association, 3.88%, Discount Note, due July 10, 2001 ............        1,998,060
  17,000,000          Federal National Mortgage Association, 3.85%, Discount Note, due July 12, 2001 ............       16,980,063
     500,000          Federal National Mortgage Association, 6.01%, Medium Term Note, due July 17, 2001 .........          499,969
  10,600,000          Federal National Mortgage Association, 3.83%, Discount Note, due July 18, 2001 ............       10,580,837
   3,360,000          Federal National Mortgage Association, 3.81%, Discount Note, due July 19, 2001 ............        3,353,579
   4,305,000          Federal National Mortgage Association, 3.80%, Discount Note, due July 20, 2001 ............        4,296,775
   2,390,000          Federal National Mortgage Association, 3.68%, Discount Note, due July 27, 2001 ............        2,383,648
   6,000,000          Federal National Mortgage Association, 3.77%, Discount Note, due July 30, 2001 ............        5,981,778
   1,470,000          Federal National Mortgage Association, 3.77%, Discount Note, due August 2, 2001 ...........        1,465,074
   1,215,000          Federal National Mortgage Association, 3.58%, Discount Note, due August 3, 2001 ...........        1,211,013
   2,560,000          Federal National Mortgage Association, 3.65%, Discount Note, due August 13, 2001 ..........        2,548,839
     500,000          Federal National Mortgage Association, 3.66%, Discount Note, due August 16, 2001 ..........          497,662
   9,199,000          Federal National Mortgage Association, 3.66%, Discount Note, due August 30, 2001 ..........        9,144,153
   1,500,000          Federal National Mortgage Association, 5.94%, Medium Term Note,
                      due September 4, 2001 .....................................................................        1,505,795
   2,000,000          Federal National Mortgage Association, 5.46%, Medium Term Note,
                      due January 14, 2002 ......................................................................        1,995,371
                                                                                                                      ------------

TOTAL INVESTMENTS (COST $374,542,879) -- 99.9% ..................................................................      374,542,879

Other assets less liabilities -- 0.1% ...........................................................................          406,100
                                                                                                                      ------------
TOTAL NET ASSETS -- 100.0%
  (equivalent of $1.00 per share; 750,000,000 shares of $0.01 par value
  capital shares authorized; 374,989,252 shares outstanding) ....................................................     $374,948,979
                                                                                                                      ============

Valuation of securities is on the basis of amortized cost, which approximates market value.






See accompanying Notes to Financial Statements.




8                                                  UMB SCOUT FUNDS ANNUAL REPORT

TAX-FREE MONEY MARKET FUND

OBJECTIVE:

The UMB Scout Tax-Free Money Market Fund seeks the highest level of income exempt from federal income tax consistent with quality and maturity standards.

The UMB Scout Tax-Free Money Market Fund (the "Fund") finished the quarter ended June 30, 2001 with a 7-day yield of 2.04%. The Federal Open Market Committee
(FOMC) switched to a weakening bias late in 2000, and followed with a series of easings to the Federal Funds rate throughout the first half of 2001 (the last half of our fiscal year). Overnight rates were dropped six times in six months, ultimately falling 275 basis points, from 6.50% to 3.75%. Due to severe supply restrictions, we were unable to extend the average maturity meaningfully before short-term rates began to drop. Short-term, tax-free yields continue to fluctuate wildly due to supply and demand issues.

We continue to maintain what we believe to be a substantially higher level of credit quality than the average fund by reviewing issuers' creditworthiness on a "stand-alone" basis, without the support of third-party credit enhancement.

This management style should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at a $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal alternative minimum tax as well as state and local taxes.

J. ERIC KELLEY
Scout Investment Advisors, Inc.


FUND DIVERSIFICATION
UMB SCOUT TAX-FREE MONEY MARKET FUND (UMTXX)

{PIE GRAPH]

Demand Notes ...................................  57%
Commercial Paper ...............................  43%
-----------------------------------------------------

Based on total investments as of June 30, 2001.
Subject to change.

JUNE 30, 2001                                                                  9

STATEMENT OF NET ASSETS
JUNE 30, 2001

TAX-FREE MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
                 FACE                                                                                                     MARKET
STATE           AMOUNT        DESCRIPTION                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALASKA
            $ 1,000,000       Valdez, Alaska, Marine, Commercial Paper, 2.65%, due September 4, 2001 ......          $ 1,000,000

ARIZONA
                850,000       Arizona State Transportation Board, 5.40%, due July 1, 2001 .................              850,000
              1,500,000       Mesa, Arizona, Municipal Dev. Corp., Commercial Paper, 3.10%,
                                   due July 5, 2001 .......................................................            1,500,000
              4,000,000       Salt River Project, Arizona, Commercial Paper, 2.60%, due August 2, 2001 ....            4,000,000
              1,000,000       Salt River Project, Arizona, Commercial Paper, 2.65%, due August 1, 2001 ....            1,000,000
                700,000       Tempe, Arizona, Project 1989, 5.875%, due July 1, 2002 ......................              700,000

ARKANSAS
                600,000       Pulaski County, Arkansas, Pollution, Variable Rate Note,
                                   due August 1, 2022 .....................................................              600,000
              1,000,000       Pulaski County, Arkansas, Pollution, Variable Rate Note,
                                   due August 1, 2022 .....................................................            1,000,000

COLORADO
                250,000       Arapahoe, Colorado, School District 5, 5.00%, due December 15, 2001 .........              251,949

FLORIDA
                600,000       Dade County, Florida, Industrial Development, Variable Rate,
                                   due June 1, 2021 .......................................................              600,000
              2,400,000       Gainesville, Florida, Commercial Paper, 2.85%, due July 6, 2001 .............            2,400,000
              1,000,000       Gainesville, Florida, Commercial Paper, 2.85%, due July 9, 2001 .............            1,000,000
              1,500,000       Jacksonville, Florida, Commercial Paper, 2.75%, due July 3, 2001 ............            1,500,000
              1,300,000       Jacksonville, Florida, Commercial Paper, 2.75%, due July 10, 2001 ...........            1,300,000

ILLINOIS
              1,000,000       Bedford Park, Illinois, Env, Variable Rate Note, due August 1, 2022 .........            1,000,000
                910,000       Illinois Development Finance Authority Poll, Variable Rate Note,
                                   due November 1, 2012 ...................................................              910,000
                700,000       Sauget, Illinois, Pollution Control, Variable Rate Note,
                                   due September 1, 2014 ..................................................              700,000

INDIANA
              1,000,000       Sullivan City, Indiana, Commercial Paper, 2.85%, due July 9, 2001 ...........            1,000,000
              1,000,000       Sullivan City, Indiana, Commercial Paper, 2.65%, due August 1, 2001 .........            1,000,000
                500,000       Sullivan City, Indiana, Commercial Paper, 2.65%, due August 1, 2001 .........              500,000

MARYLAND
              1,500,000       Baltimore County, Maryland, Commercial Paper, 2.5%, due July 11, 2001 .......            1,500,000

MASSACHUSETTS
              2,900,000       Massachusetts State Health & Educational, Variable Rate Note,
                                   due August 1, 2015 .....................................................            2,900,000
                200,000       Massachusetts State Health & Educational Facilities Authority,
                                   Variable Rate Note, due November 1, 2026 ...............................              200,000


10                                                 UMB SCOUT FUNDS ANNUAL REPORT

STATEMENT OF NET ASSETS
JUNE 30, 2001

TAX-FREE MONEY MARKET FUND (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                  FACE                                                                                                     MARKET
STATE            AMOUNT          DESCRIPTION                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN
             $ 2,000,000         Western Michigan University, Variable Rate Note, due July 15, 2021 .................  $   2,042,256

MINNESOTA
                 200,000         Minneapolis, Minnesota, Public, 5.75%, due September 1, 2001 .......................        200,744

MISSISSIPPI
                 750,000         Jackson County, Mississippi, Variable Rate Note, due June 1, 2023 ..................        750,000

MISSOURI
               1,620,000         Cass County, Missouri, 3.875%, due June 27, 2002 ...................................      1,620,000
                 500,000         Missouri State Health & Education, Variable Rate Note,
                                   due October 1, 2009 ..............................................................        500,000
               1,075,000         Missouri State Health & Education, Variable Rate Note,
                                   due October 1, 2024 ..............................................................      1,075,000
               1,000,000         Missouri State Health & Education, Variable Rate Note,
                                   due November 1, 2029 .............................................................      1,000,000
                 500,000         Missouri State Health & Education, Variable Rate Note,
                                   due September 1, 2030 ............................................................        500,000
                 500,000         Missouri State Health & Education, Variable Rate Note,
                                   due September 1, 2030 ............................................................        500,000
               1,200,000         Missouri State Health & Education, Variable Rate Note,
                                   due March 1, 2040 ................................................................      1,200,000
                 500,000         St. Charles, Missouri, Variable Rate Note, due July 1, 2021 ........................        500,000

NEBRASKA
               2,000,000         Nebraska Public Power, Commercial Paper, 2.85%, due July 3, 2001 ...................      2,000,000
               5,000,000         Nebraska Public Power, Commercial Paper, 2.65%, due August 3, 2001 .................      5,000,000
               3,000,000         Omaha, Nebraska, Public Power, Commercial Paper, 2.85%,
                                   due July 9, 2001 .................................................................      3,000,000
               1,000,000         Omaha, Nebraska, Public Power, Commercial Paper, 2.65%,
                                   due August 9, 2001 ...............................................................      1,000,000

NEVADA
                 600,000         Clark County, Nevada, School District, Variable Rate Note,
                                   due June 15, 2021 ................................................................        600,000
               1,200,000         Clark County, Nevada, School District, Variable Rate Note,
                                   due June 15, 2021 ................................................................      1,200,000

NEW MEXICO
               1,250,000         Hurley, New Mexico, Pollution Center, Variable Rate Note,
                                   due December 1, 2015 .............................................................      1,250,000

OHIO
               2,100,000         Amherst, Ohio, School District, 4.25%, due July 31, 2001 ...........................      2,101,710
                 400,000         Columbus, Ohio, Variable Rate Note, due December 1, 2017 ...........................        400,000
                 300,000         Columbus, Ohio, Variable Rate Note, due June 1, 2016 ...............................        300,000
               4,000,000         Ohio State University, Variable Rate Note, due December 1, 2019 ....................      4,000,000
               3,200,000         Ohio State University, Variable Rate Note, due December 1, 2019 ....................      3,200,000


                                                         Continued on next page.

JUNE 30, 2001                                                                 11

STATEMENT OF NET ASSETS
JUNE 30, 2001

TAX-FREE MONEY MARKET FUND (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                  FACE                                                                                                    MARKET
STATE            AMOUNT        DESCRIPTION                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA
            $  3,100,000       Garfield County, Oklahoma, Variable Rate Note, due January 1, 2025 .................   $    3,100,000
               1,700,000       Muskogee, Oklahoma, Pollution Control, Variable Rate Note,
                                   due January 1, 2025 ............................................................        1,700,000

PENNSYLVANIA
               2,650,000       Beaver County, Pennsylvania, Pollution Control, Variable Rate Note,
                                   due September 1, 2025 ..........................................................        2,650,000

SOUTH CAROLINA
               2,000,000       Oconee County, South Carolina, Pollution Control, Variable Rate Note,
                                   due February 1, 2017 ...........................................................        2,000,000
               3,000,000       South Carolina Public Service, Commercial Paper, 2.70%, due July 5, 2001 ...........        3,000,000
               1,000,000       South Carolina Public Service, Commercial Paper, 2.85%, due July 10, 2001 ..........        1,000,000
               1,000,000       South Carolina Public Service, Commercial Paper, 2.70%, due July 19, 2001 ..........        1,000,000
               1,000,000       York County, South Carolina, Commercial Paper, 3.00%, due July 2, 2001 .............        1,000,000
               3,000,000       York County, South Carolina, Commercial Paper, 2.50%,
                                   due August 13, 2001 ............................................................        3,000,000

TENNESSEE
               1,200,000       Metro Govt. Nashville/Davidson County, Tennessee, Variable Rate Note,
                                   due October 1, 2030 ............................................................        1,200,000

TEXAS
               1,000,000       Austin Texas Utilities, Commercial Paper, 2.60%, due August 2, 2001 ................        1,000,000
                 900,000       Brazos River Authority, Texas, Pollution Control, Variable Rate Note,
                                   due February 1, 2004 ...........................................................          900,000
                 800,000       Brazos River, Texas Harbor Industrial Development, Variable Rate Note,
                                   due March 1, 2021 ..............................................................          800,000
               1,000,000       El Paso, Texas, Water, Commercial Paper, 2.70%, due July 10, 2001 ..................        1,000,000
                 600,000       Gulf Coast Waste Disposal, Variable Rate Note, due June 1, 2020 ....................          600,000
               1,150,000       Harris County, Texas, Commercial Paper, 3.10%, due July 2, 2001 ....................        1,150,000
               1,000,000       Harris County, Texas, Commercial Paper, 2.85%, due July 6, 2001 ....................        1,000,000
               2,750,000       Harris County, Texas, Commercial Paper, 2.80%, due July 9, 2001 ....................        2,750,000
               1,000,000       Harris County, Texas, Commercial Paper, 2.65%, due August 2, 2001 ..................        1,000,000
               4,500,000       Port Corpus Christi Authority, Texas, Variable Rate Note,
                                   due September 1, 2014 ..........................................................        4,500,000
               1,500,000       San Antonio, Texas, Water, Commercial Paper, 2.85%, due July 13, 2001 ..............        1,500,000
               1,000,000       Texas Public Finance Authority, Commercial Paper, 2.80%,
                                   due July 2, 2001 ...............................................................        1,000,000
               1,000,000       Texas Public Finance Authority, Commercial Paper, 2.25%,
                                   due July 3, 2001 ...............................................................        1,000,000
               1,000,000       Texas Public Finance Authority, Commercial Paper, 2.85%,
                                   due July 9, 2001 ...............................................................        1,000,000
               3,000,000       Texas Public Finance Authority, Commercial Paper, 2.65%,
                                   due July 18, 2001 ..............................................................        3,000,000
               1,500,000       Texas Public Finance Authority, Commercial Paper, 2.60%,
                                   due July 24, 2001 ..............................................................        1,500,000
               2,675,000       Texas State, Commercial Paper, 6.10%, due August 1, 2001 ...........................        2,682,034
                 300,000       University of Texas, Commercial Paper, 2.60%, due July 16, 2001 ....................          300,000


12                                                 UMB SCOUT FUNDS ANNUAL REPORT

STATEMENT OF NET ASSETS
JUNE 30, 2001

TAX-FREE MONEY MARKET FUND (Continued)

------------------------------------------------------------------------------------------------------------------------------------
                  FACE                                                                                                   MARKET
STATE            AMOUNT     DESCRIPTION                                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
UTAH
             $ 1,400,000    Intermountain Power Agency, Utah, Commercial Paper, 3.05%,
                              due July 3, 2001 ..................................................................... $  1,400,000
               2,200,000    Intermountain Power Agency, Utah, Commercial Paper, 3.05%,
                              due July 5, 2001 .....................................................................    2,200,000
               1,000,000    Intermountain Power Agency, Utah, Commercial Paper, 2.85%,
                              due July 9, 2001 .....................................................................    1,000,000
               1,300,000    Salt Lake City, Utah, Variable Rate Note, due February 1, 2008 .........................    1,300,000
               1,500,000    Utah State, Variable Rate Note, due July 1, 2016 .......................................    1,500,000
               1,550,000    Utah State, Variable Rate Note, due July 1, 2016 .......................................    1,550,000

WASHINGTON
               3,700,000    Port of Seattle, Washington, Variable Rate Note, due January 1, 2005 ...................    3,700,060
               4,550,000    Seattle, Washington, Municipal Light & Power Rev., Variable Rate Note,
                              due November 1, 2018 .................................................................    4,550,000
               1,000,000    Seattle, Washington, Water System, Variable Rate Note,
                              due September 1, 2025 ................................................................    1,000,000
               4,600,000    Washington State, 96A, Variable Rate Note, due June 1, 2020 ............................    4,600,000
               2,000,000    Washington State, 96B, Variable Rate Note, due June 1, 2020 ............................    2,000,000
               1,300,000    Washington State, Public Power #2a1, Variable Rate Note, due July 1, 2012 ..............    1,300,000
               2,000,000    Washington State, Public Power #2a2, Variable Rate Note, due July 1, 2012 ..............    2,000,000
               1,400,000    Washington State, Public Power Supply #1, Variable Rate Note,
                              due July 1, 2017 .....................................................................    1,400,000

WISCONSIN
               1,400,000    Oak Creek, Wisconsin, Pollution Control, Variable Rate Note,
                              due August 1, 2016 ...................................................................    1,400,000
               1,600,000    Sheboygan, Wisconsin, Pollution Control, Variable Rate Note,
                              due August 1, 2014 ...................................................................    1,600,000
               1,500,000    Sheboygan, Wisconsin, Pollution Control, Variable Rate Note,
                              due September 1, 2015 ................................................................    1,500,000
               1,012,000    Wisconsin State Government, Commercial Paper, 2.70%, due July 10, 2001 .................    1,012,000
               2,753,000    Wisconsin State Government, Commercial Paper, 2.75%, due July 12, 2001 .................    2,753,000

WYOMING
                 500,000    Lincoln County, Wyoming, Variable Rate Note, due August 1, 2015 ........................      500,000
                                                                                                                     ------------

TOTAL INVESTMENTS (COST $145,948,753) -- 100.2% ....................................................................  145,948,753

Other liabilities less assets -- (0.2)% ............................................................................     (234,066)
                                                                                                                     ------------
TOTAL NET ASSETS -- 100.0%
   (equivalent to $1.00 per share; 1,000,000,000 shares of $0.01 par value capital shares authorized; 145,774,556 shares outstanding) ...................................................... $145,714,687
                                                                                                                     ============

Valuation of securities is on the basis of amortized cost, which approximates market value.




See accompanying Notes to Financial Statements.

JUNE 30, 2001                                                                 13

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001
(IN THOUSANDS EXCEPT PER SHARE DATA)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                MONEY MARKET       MONEY MARKET
                                                                                   FUND                FUND             TAX-FREE
                                                                                  PRIME              FEDERAL         MONEY MARKET
                                                                                 PORTFOLIO          PORTFOLIO            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investment securities at cost .....................................     $      865,034       $    374,543      $     145,949
                                                                           ====================================================
   Investment securities at market value .............................          $ 865,034       $    374,543      $     145,949
   Cash ..............................................................              1,317                  1                 --

   Receivables:
      Interest .......................................................                199                507                512
      Fund shares sold ...............................................              1,294              1,177                192
   Prepaid and other assets ..........................................                 19                 --                 --
                                                                           ----------------------------------------------------
         Total assets ................................................            867,863            376,228            146,653
                                                                           ====================================================

LIABILITIES:
   Disbursements in excess of demand deposit money ...................                 --                 --                595
   Payables:
      Income payable .................................................              2,518              1,117                275
      Management fees ................................................                365                159                 65
      Government fees ................................................                 --                  3                  3
                                                                           ----------------------------------------------------
         Total liabilities ...........................................              2,883              1,279                938
                                                                           ----------------------------------------------------
NET ASSETS ...........................................................     $      864,980       $    374,949       $    145,715
                                                                           ====================================================

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) .......................     $      865,010       $    374,989       $    145,748
   Accumulated undistributed income:
      Net realized (loss) on investment transactions .................                (30)               (40)               (33)
                                                                           ----------------------------------------------------
NET ASSETS APPLICABLE
TO OUTSTANDING SHARES ................................................     $      864,980       $    374,949       $    145,715
                                                                           ====================================================

Capital shares, $0.01 par value
   Authorized ........................................................          1,500,000            750,000          1,000,000
                                                                           ====================================================
   Outstanding .......................................................            865,008            374,989            145,775
                                                                           ====================================================
NET ASSET VALUE PER SHARE ............................................     $         1.00       $       1.00       $       1.00
                                                                           ====================================================



See accompanying Notes to Financial Statements.




14                                                 UMB SCOUT FUNDS ANNUAL REPORT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                MONEY MARKET       MONEY MARKET
                                                                                   FUND                FUND             TAX-FREE
                                                                                  PRIME              FEDERAL         MONEY MARKET
                                                                                 PORTFOLIO          PORTFOLIO            FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income ......................................................     $    49,110        $    19,863         $    4,987
                                                                              -------------------------------------------------
      Total investment income ...........................................          49,110             19,863              4,987
                                                                              -------------------------------------------------
EXPENSES:
   Management fees ......................................................           4,205              1,711                677
   Government fees ......................................................              39                 22                 19
                                                                              -------------------------------------------------
                                                                                    4,244              1,733                696
                                                                              -------------------------------------------------
   Net investment income ................................................          44,866             18,130              4,291
                                                                              -------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
   Net realized gain from investment transactions .......................              --                  9                 40
                                                                              -------------------------------------------------

      NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS .....................................     $    44,866        $    18,139         $    4,331
                                                                              =================================================







See accompanying Notes to Financial Statements.

JUNE 30, 2001                                                                 15

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------
                                                                                     MONEY MARKET FUND - PRIME PORTFOLIO
                                                                                     -----------------------------------
                                                                                       YEAR ENDED            YEAR ENDED
                                                                                      JUNE 30, 2001        JUNE 30, 2000
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .......................................................       $      44,866       $      37,604
   Net realized gains from investment transactions .............................                  --                  --
                                                                                       ---------------------------------
   Net increase in net assets resulting from operations ........................              44,866              37,604

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .......................................................             (44,866)            (37,604)
                                                                                       ---------------------------------
   Total distributions to shareholders .........................................             (44,866)            (37,604)

CAPITAL SHARE TRANSACTIONS:
   Shares sold .................................................................           1,361,552           1,276,524
   Shares issued for reinvestment of distributions .............................               9,926               8,859
                                                                                       ---------------------------------
                                                                                           1,371,478           1,285,383
   Shares redeemed .............................................................          (1,213,987)         (1,255,909)
                                                                                       ---------------------------------
   Net increase (decrease) from capital share transactions .....................             157,491              29,474
                                                                                       ---------------------------------
   Net increase (decrease) in net assets .......................................             157,491              29,474

NET ASSETS:
   Beginning of period .........................................................             707,489             678,015
                                                                                       ---------------------------------
   End of period ...............................................................       $     864,980       $     707,489
                                                                                       =================================
TRANSACTIONS IN SHARES:
   Shares sold .................................................................           1,361,552           1,276,524
   Shares issued for reinvestment of distributions .............................               9,926               8,859
   Shares redeemed .............................................................          (1,213,987)         (1,255,909)
                                                                                       ---------------------------------
   Net increase (decrease) .....................................................             157,491              29,474
                                                                                       =================================





See accompanying Notes to Financial Statements.

16                                                 UMB SCOUT FUNDS ANNUAL REPORT

-------------------------------------------------------------------------
MONEY MARKET FUND - FEDERAL PORTFOLIO      TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------
    YEAR ENDED        YEAR ENDED         YEAR ENDED          YEAR ENDED
  JUNE 30, 2001     JUNE 30, 2000       JUNE 30, 2001       JUNE 30, 2000
-------------------------------------------------------------------------
    $  18,130         $  15,882           $   4,291           $   4,091
            9                --                  40                  --
-------------------------------------------------------------------------

       18,139            15,882               4,331               4,091

      (18,130)          (15,882)             (4,291)             (4,091)
-------------------------------------------------------------------------
      (18,130)          (15,882)             (4,291)             (4,091)



      633,211           538,352             210,356             200,818
        3,602             3,604                 665                 645
-------------------------------------------------------------------------
      636,813           541,956             211,021             201,463
     (564,461)         (537,810)           (181,230)           (211,687)
-------------------------------------------------------------------------
       72,352             4,146              29,791             (10,224)
-------------------------------------------------------------------------
       72,361             4,146              29,831             (10,224)



      302,588           298,442             115,884             126,108
-------------------------------------------------------------------------
    $ 374,949         $ 302,588           $ 145,715           $ 115,884
=========================================================================
      633,211           538,352             210,356             200,818
        3,602             3,604                 665                 645
     (564,461)         (537,810)           (181,230)           (211,687)
-------------------------------------------------------------------------
       72,352             4,146              29,791             (10,224)
=========================================================================



JUNE 30, 2001                                                                 17

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------
                                                                      FOR THE PERIODS ENDED JUNE 30,
                                                            2001        2000       1999       1998         1997
------------------------------------------------------------------------------------------------------------------
PRIME PORTFOLIO
Net asset value, beginning of period .................    $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                          --------------------------------------------------------
   Income from investment operations:
      Net investment income ..........................       0.05        0.05        0.05        0.05        0.05
                                                          --------------------------------------------------------
   Distributions from:
      Net investment income ..........................      (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                                                          --------------------------------------------------------
Net asset value, end of period .......................    $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                          ========================================================
Total return .........................................          6%          5%          5%          5%          5%
                                                          ========================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $   865    $    707    $    678    $    556    $    445
Ratio of expenses to average net assets ..............       0.50%       0.51%       0.51%       0.51%       0.51%
Ratio of net investment income to average net assets..       5.33%       5.26%       4.72%       5.14%       4.97%

FEDERAL PORTFOLIO
Net asset value, beginning of period .................    $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                          --------------------------------------------------------
   Income from investment operations:
      Net investment income ..........................       0.05        0.05        0.05        0.05        0.05
                                                          --------------------------------------------------------
   Distributions from:
      Net investment income ..........................      (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                                                          --------------------------------------------------------
Net asset value, end of period .......................    $  1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                          ========================================================
Total return .........................................          5%          5%          5%          5%          5%
                                                          ========================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ..............    $   375    $    303    $    298    $    303    $    238
Ratio of expenses to average net assets ..............       0.51%       0.50%       0.51%       0.51%       0.52%
Ratio of net investment income to average net assets..       5.30%       5.08%       4.58%       5.03%       4.92%

See accompanying Notes to Financial Statements.

18                                                 UMB SCOUT FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------------------------------------
                                                                   FOR THE PERIODS ENDED JUNE 30,
                                                         2001       2000        1999       1998        1997
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ................. $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                       -------------------------------------------------------
   Income from investment operations:
      Net investment income ..........................    0.03       0.03        0.03        0.03        0.03
                                                       -------------------------------------------------------
   Distributions from:
      Net investment income ..........................   (0.03)     (0.03)      (0.03)      (0.03)      (0.03)
                                                       -------------------------------------------------------
Net asset value, end of period ....................... $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                       =======================================================
Total return .........................................       3%         3%          3%          3%          3%
                                                       =======================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) .............. $   146    $   116     $   126     $   123     $   162
Ratio of expenses to average net assets ..............    0.51%      0.53%       0.52%       0.54%       0.55%
Ratio of net investment income to average net assets..    3.17%      3.23%       2.66%       3.21%       3.16%

See accompanying Notes to Financial Statements.

JUNE 30, 2001                                                                 19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-- The
Funds are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

INVESTMENTS -- Valuation of securities is on the basis of amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis, which is also used for federal income tax purposes.

FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

As of June 30, 2001, the following Funds had net capital loss carryovers (in thousands): Money Market Fund Prime Portfolio - $30 expiring 2002 and 2003; Money Market Fund Federal Portfolio - $41 expiring 2002 and 2003; and Tax-Free Money Market - $33 expiring 2003 and 2005. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT TRANSACTIONS -- The aggregate amounts of security transactions during the year ended June 30, 2001 were as follows:

                                       OTHER THAN
                                     U.S. GOVERNMENT       U.S. GOVERNMENT
(in thousands)                         SECURITIES            SECURITIES
---------------------------------------------------------------------------
PRIME PORTFOLIO
MONEY MARKET FUND:
 Purchases...................        $ 15,280,514           $    295,416
 Proceeds from sale..........        $ 15,150,997           $    325,048

FEDERAL PORTFOLIO
MONEY MARKET FUND:
 Purchases...................        $         --           $  5,505,498
 Proceeds from sale..........        $         --           $  5,452,139

TAX-FREE MONEY
MARKET FUND:
 Purchases...................        $    576,795           $         --
 Proceeds from sale..........        $    548,144           $         --

20                                                 UMB SCOUT FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

3. MANAGEMENT FEES -- Scout Investment Advisors, Inc. is the Funds' manager and investment advisor and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Funds are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund shares for sale, special accounting and legal fees and brokerage commissions. Scout Investment Advisors, Inc.'s management fees are based on the average daily net assets of the Funds at the annual rate of 0.50% of net assets.

4. REPURCHASE AGREEMENTS -- Securities purchased under agreements to resell are held by the Funds' custodian, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Funds to ensure that the collateral is sufficient to protect the Funds in the event of default by the seller.

JUNE 30, 2001                                                                 21

INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Directors of

UMB Scout Money Market Fund, Inc. (Federal and Prime portfolios)
UMB Scout Tax-Free Money Market Fund, Inc.

We have audited the accompanying statements of assets and liabilities of the UMB Scout Money Market Fund, Inc. (Federal and Prime portfolios) and, UMB Scout Tax-Free Money Market Fund, Inc., including the statements of net assets, as of June 30, 2001, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UMB Scout Money Market Fund, Inc. (Federal and Prime portfolios) and UMB Scout Tax-Free Money Market Fund, Inc., as of June 30, 2001, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

BKD, LLP

Kansas City, Missouri
July 19, 2001

22                                                 UMB SCOUT FUNDS ANNUAL REPORT

  This report has been prepared for the information of the Shareholders of the UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Money Market Fund, Inc.
     and is not to be construed as an offering of the shares of the Funds.

     Not authorized for distribution unless accompanied or preceded by a current UMB Scout Funds Prospectus.

INVESTMENT ADVISOR AND MANAGER
   Scout Investment Advisors, Inc.
   Kansas City, Missouri

AUDITORS
   BKD, LLP
   Kansas City, Missouri

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   Philadelphia, Pennsylvania

CUSTODIAN
   UMB Bank, n.a.
   Kansas City, Missouri

DISTRIBUTOR
   Sunstone Distribution Services, LLC
   Milwaukee, Wisconsin

TRANSFER AGENT
   Sunstone Financial Group, Inc.
   Milwaukee, Wisconsin

                                     [LOGO]

                                UMB SCOUT FUNDS
                                  P.O. Box 1241
                            Milwaukee, WI 53201-1241

                             TOLL FREE 800-996-2862

                               www.scoutfunds.com
              "UMB," "Scout" and the "Scout" design are registered
                  service marks of UMB Financial Corporation.